Other Non-financial Assets - Summary of Other Non-financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	$ 25,170,574	$ 20,256,128
Payments on behalf of third parties
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	1,890,308	1,735,212
Advances of fees to Directors and Syndics
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	10,284	13,392
Advances to Personnel
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	25,733	7,720
Tax Credits
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	6,053,586	2,688,802
Payments made in Advance
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	6,216,180	8,069,629
Advances for Purchase of Assets
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	4,356,287	1,911,733
Investment properties
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	1,642,350	1,670,187
Other Sundry Assets Measured at Cost
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	3,625,228	3,319,687
Assets Taken in Defense of Credits
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	100,433	15,219
Others
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	$ 1,250,185	$ 824,547